PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Short-Term Investments 98.5%
Unaffiliated Fund 19.5%
Dreyfus Treasury Securities Cash Management(bb) (cost $6,919,413)	6,919,413	$ 6,919,413

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 79.0%
U.S. Treasury Bills	0.036%	09/17/20	11,400	11,395,433
U.S. Treasury Bills	0.131	03/25/21	13,000	12,982,478
U.S. Treasury Bills	0.264 (bb)(k)	09/17/20	3,600	3,598,558

Total U.S. Treasury Obligations (cost $27,979,289)				27,976,469

TOTAL INVESTMENTS 98.5% (cost $34,898,702)				34,895,882
Other assets in excess of liabilities(z) 1.5%				517,762

Net Assets 100.0%				$ 35,413,644

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
45	Brent Crude	Jul. 2020	$1,191,600	$ (262,253)
25	Coffee ’C’	Jul. 2020	996,563	(115,967)
54	Copper	Jul. 2020	3,164,400	6,555

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Commodity Futures contracts outstanding at April 30, 2020(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
120	Corn	Jul. 2020	$1,920,000	$ (101,886)
39	Cotton No. 2	Jul. 2020	1,117,935	83,650
26	Gasoline RBOB	Jul. 2020	882,227	(27,522)
36	Gold 100 OZ	Jun. 2020	6,099,120	97,444
27	Hard Red Winter Wheat	Jul. 2020	658,800	(16,916)
9	Lean Hogs	Jun. 2020	212,220	(39,400)
45	Live Cattle	Jun. 2020	1,547,100	(147,593)
6	LME Nickel	May 2020	436,968	2,542
6	LME Nickel	Jul. 2020	438,588	12,352
35	LME PRI Aluminum	May 2020	1,283,406	(177,292)
29	LME PRI Aluminum	Jul. 2020	1,080,069	(4,814)
20	LME Zinc	May 2020	967,495	(24,282)
19	LME Zinc	Jul. 2020	920,788	7,342
18	Low Sulphur Gas Oil	Jul. 2020	485,100	(78,508)
159	Natural Gas	Jul. 2020	3,450,300	178,308
53	No. 2 Soft Red Winter Wheat	Jul. 2020	1,389,262	(80,704)
7	NY Harbor ULSD	Jul. 2020	260,043	(48,046)
20	Silver	Jul. 2020	1,497,300	(129,508)
53	Soybean	Jul. 2020	2,266,412	(19,041)
48	Soybean Meal	Jul. 2020	1,416,480	3,411
87	Soybean Oil	Jul. 2020	1,388,520	(35,910)
111	Sugar #11 (World)	Jul. 2020	1,289,198	18,858
39	WTI Crude	Jul. 2020	852,150	(288,094)
				(1,187,274)
Short Positions:
6	LME Nickel	May 2020	436,968	(12,542)
35	LME PRI Aluminum	May 2020	1,283,406	6,165
20	LME Zinc	May 2020	967,495	(9,334)
				(15,711)
				$(1,202,985)

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2